Inventories - Inventories by Major Classification (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Jan. 02, 2016
Inventories by major classification
Finished goods	$ 115,312	$ 136,762
Raw materials	53,364	48,894
Work in process	2,810	2,330
Reserves for excess and obsolete inventory	(5,860)	(4,450)
Inventories	$ 165,626	$ 183,536